Borrowings - Schedule of Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 1,099,932	$ 990,744
Other borrowings	102,417	77,840
Total outstanding borrowings, net of debt issue costs	1,299,068	1,068,584	$ 960,159
Less: current portion of borrowings	(36,921)	(32,702)
Total non-current borrowings	1,262,147	1,035,882
Senior Secured First Lien Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Bonds issued	1,031,565	990,744
Total outstanding borrowings, net of debt issue costs	1,031,565	990,744	$ 0
2025 Convertible Bonds
Disclosure of detailed information about borrowings [line items]
2025 Convertible Bonds	68,367	0
Total outstanding borrowings, net of debt issue costs	68,367	0
Senior Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Bonds issued	96,719	0
Total outstanding borrowings, net of debt issue costs	$ 96,719	$ 0